Estimates (Other Current Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Other Information [Abstract]
Deposits paid to vendors	$ 65	$ 49
Deferred Tax Assets, Net, Current	14	0
Prepaid expenses and other	222	263
Total other current assets	$ 301	$ 312